ACCOUNTS RECEIVABLES, NET (Tables)	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Accounts Receivable [Table Text Block]
Accounts receivables consist of the following:

	2013	2013	2012
	USD	RMB	RMB
Accounts receivables	57,292	346,831	731,839
Less: allowance for doubtful accounts	(3,091)	(18,714)	(26,871)
Accounts receivables, net	54,201	328,117	704,968

Schedule of Credit Losses for Financing Receivables, Current [Table Text Block]
An analysis of the allowance for doubtful accounts is as follows:

	2013	2013	2012	2011
	USD	RMB	RMB	RMB
Balance at the beginning of year	4,439	26,871	75,617	73,292
Additional allowance for doubtful accounts	416	2,520	—	3,000
Write back on allowance for doubtful accounts	—	—	—	(675)
Disposal of subsidiaries	(1,764)	(10,677)	(48,746)	—
Balance at the end of year	3,091	18,714	26,871	75,617